May. 01, 2015
Supplement dated March 22, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Morgan Stanley Global Real Estate Fund (the Fund)	5/1/2015
Effective on or about June 1, 2016 (the Effective Date), Morgan Stanley Investment Management Inc. (MSIM) no longer serves as the subadviser to the Fund and CenterSquare Investment Management, Inc. (CenterSquare) assumes day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio – CenterSquare Real Estate Fund. Accordingly, on the Effective Date, all references in the prospectus to MSIM are hereby deleted and all references to Variable Portfolio – Morgan Stanley Global Real Estate Fund are hereby deleted and replaced with Variable Portfolio – CenterSquare Real Estate Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus.
The information under the heading "Principal Investment Strategies" in the "Summary of VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby superseded and replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity and equity-related securities issued by companies in the real estate industry. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry include, among others, real estate operating companies (REOCs) and real estate investment trusts (REITs).
The information under the heading "Principal Risks" in the "Summary of VP - Morgan Stanley Global Real Estate Fund" section of the prospectus is hereby revised to remove Emerging Market Securities Risk, Foreign Securities Risk, Geographic Concentration Risk and Geographic Concentration Risk/Asia Pacific Region Risk.  Additionally, Liquidity Risk and Small Company Securities Risk are added as follows:
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Also as of the Effective Date, the following paragraph is hereby added to the "Performance Information" section of VP - Morgan Stanley Global Real Estate Fund's Summary:
Effective June 1, 2016, the Fund compares its performance to that of the FTSE NAREIT Equity REITs Index (the New Index). Prior to this date, the Fund compared its performance to that of the FTSE EPRA/NAREIT Global Developed Real Estate Index (the Former Index). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the Former Index will be included for a one-year transition period.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	Life of Fund
Class 1	05/07/2010	-0.99%	6.65%	8.91%
Class 2	05/07/2010	-1.21%	6.39%	8.63%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)		3.20%	11.96%	13.43%
FTSE EPRA/NAREIT Global Developed Real Estate Index (reflects no deductions for fees, expenses or taxes)		0.05%	7.96%	10.83%